Basis of Presentation (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Jun. 01, 2026
Basis of Presentation [Line Items]
Interest expense	$ 14,000	$ 40,000
Interest expense		10,691
Revision of Prior Period, Adjustment [Member]
Basis of Presentation [Line Items]
Interest expense			$ 14,563	$ 4,884
IC'Alps SAS
Basis of Presentation [Line Items]
Percentage of outstanding shares acquired					100.00%
Acquisition of Wecan Group SA [Member]
Basis of Presentation [Line Items]
Percentage of outstanding shares acquired					55.50%
SEALSQ [Member]
Basis of Presentation [Line Items]
Interest expense		$ 30,138